Investment Objectives and Goals - iShares U.S. Power Infrastructure ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares U.S. Power Infrastructure ETF POWR | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares U.S. Power Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of public companies involved in U.S. power infrastructure.